Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 28		£ 36
Non-current tax assets	56		51
Prepayments and accrued income	180		28
Other non-current assets	£ 264	£ 115	£ 115